UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street
         London, United Kingdom  W1S 2LL

13F File Number:  028-14293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

 /s/   John Anthony     London, UK     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $423,494 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     8173   244845 SH       SOLE                   244845        0        0
AIR PRODS & CHEMS INC          COM              009158106    17918   195186 SH       SOLE                   195186        0        0
BANK OF AMERICA CORPORATION    COM              060505104    11135  1163536 SH       SOLE                  1163536        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107    10095   504502 SH       SOLE                   504502        0        0
CISCO SYS INC                  COM              17275R102    17584   831407 SH       SOLE                   831407        0        0
CIT GROUP INC                  COM NEW          125581801    19399   470400 SH       SOLE                   470400        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407     8767   372900 SH       SOLE                   372900        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    20745   656473 SH       SOLE                   656473        0        0
E M C CORP MASS                COM              268648102     3690   123500 SH       SOLE                   123500        0        0
EL PASO CORP                   COM              28336L109    84823  2870500 SH       SOLE                  2870500        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     4871   128045 SH       SOLE                   128045        0        0
GOLDCORP INC NEW               COM              380956409     6592   146287 SH       SOLE                   146287        0        0
ILLUMINA INC                   COM              452327109    24982   474855 SH       SOLE                   474855        0        0
INGERSOLL-RAND PLC             SHS              G47791101      846    20470 SH       SOLE                    20470        0        0
ISHARES INC                    MSCI BRAZIL      464286400     6474   100000 SH  PUT  SOLE                   100000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     8360   853947 SH       SOLE                   853947        0        0
LEAR CORP                      COM NEW          521865204     4226    90900 SH       SOLE                    90900        0        0
LENNAR CORP                    CL A             526057104      834    30695 SH       SOLE                    30695        0        0
LOWES COS INC                  COM              548661107     8720   277889 SH       SOLE                   277889        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    11919   273059 SH       SOLE                   273059        0        0
NETAPP INC                     COM              64110D104     3760    83975 SH       SOLE                    83975        0        0
ORACLE CORP                    COM              68389X105    11664   400000 SH  CALL SOLE                   400000        0        0
POTASH CORP SASK INC           COM              73755L107     2200    48140 SH       SOLE                    48140        0        0
PULTE GROUP INC                COM              745867101      572    64658 SH       SOLE                    64658        0        0
SARA LEE CORP                  COM              803111103    20196   938033 SH       SOLE                   938033        0        0
SEMGROUP CORP                  CL A             81663A105    20095   689611 SH       SOLE                   689611        0        0
SIEMENS A G                    SPONSORED ADR    826197501     1029    10200 SH       SOLE                    10200        0        0
SOUTHWESTERN ENERGY CO         COM              845467109     4468   146000 SH       SOLE                   146000        0        0
STANLEY BLACK & DECKER INC     COM              854502101     1546    20088 SH       SOLE                    20088        0        0
TELEFONICA BRASIL SA           SPONSORED ADR    87936R106    21648   706768 SH       SOLE                   706768        0        0
THOMAS & BETTS CORP            COM              884315102    26578   369600 SH       SOLE                   369600        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     8256   177745 SH       SOLE                   177745        0        0
VALE S A                       ADR              91912E105     8399   360000 SH  CALL SOLE                   360000        0        0
VIMPELCOM LTD                  SPONSORED ADR    92719A106     2893   259225 SH       SOLE                   259225        0        0
WATSCO INC                     COM              942622200     1556    21017 SH       SOLE                    21017        0        0
YAHOO INC                      COM              984332106     8481   557238 SH       SOLE                   557238        0        0